DEFERRED INCOME - Expected periods of realization of contractual liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022
DEFERRED INCOME
Total	R$ 1,016,935	[1]	R$ 963,407		R$ 865,407
2024
DEFERRED INCOME
Total	953,756
2025
DEFERRED INCOME
Total	42,365
2026
DEFERRED INCOME
Total	4,192
2027
DEFERRED INCOME
Total	3,688
2028
DEFERRED INCOME
Total	3,481
2029 onwards
DEFERRED INCOME
Total	R$ 9,453

[1]	Refers to the balance of contractual liabilities of customers, deferred to match performance obligations over time.